Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities on date control was lost (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2020 USD ($) Rate	Dec. 31, 2019 USD ($)
Disclosure of YPF EE [Line Items]
Total non-current assets	$ 20,769	$ 18,747	$ 18,985
Cash and cash equivalents	773	611	650	$ 1,106
Total current assets	5,143	4,543	3,897
TOTAL ASSETS	25,912	23,290	22,882
Total non-current liabilities	10,577	11,215	10,341
Total current liabilities	4,783	3,811	4,410
Total liabilities	15,360	15,026	14,751
Total shareholders' equity	10,552	8,264	8,131	$ 9,167
Dividends received	94	56	38
Revenues	18,757	13,682	9,690
Interest income	319	164	100
Interest loss	(712)	(749)	(915)
Income tax	(822)	(699)	(184)
Operating profit	2,482	699	(804)
Net profit	2,234	16	(1,021)
Other comprehensive income	82	115	(15)
Total comprehensive income	2,316	131	(1,036)
YPF EE [member]
Disclosure of YPF EE [Line Items]
Total non-current assets	1,839	1,791	1,765
Cash and cash equivalents	94	97	215
Other current assets	178	145	150
Total current assets	272	242	365
TOTAL ASSETS	2,111	2,033	2,130
Financial liabilities (excluding Accounts Payable, Provisions and Other Liabilities)	721	652	711
Other non-current liabilities	97	134	124
Total non-current liabilities	818	786	835
Financial liabilities (excluding Accounts Payable, Provisions and Other Liabilities)	150	195	349
Other current liabilities	110	128	104
Total current liabilities	260	323	453
Total liabilities	1,078	1,109	1,288
Total shareholders' equity	1,033	$ 924	$ 842
Dividends received	$ 25
Closing exchange rates | Rate	177.06	102.62	84.05
Revenues	$ 486	$ 442	$ 304
Interest income	41	18	16
Depreciation and Amortization	107	96	71
Interest loss	(68)	(80)	(63)
Income tax	(11)	(85)	(54)
Operating profit	247	225	161
Net profit	134	66	84
Other comprehensive income	585	186	274
Total comprehensive income	$ 719	$ 252	$ 358
Average exchange rates | Rate	130.71	95.06	70.53